Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sources of income (loss) before income taxes and equity in net earnings of affiliates
United States	$ 1.6	$ (53.5)	$ (29.7)
Foreign	559.4	328.4	184.1
Income before income taxes and equity in net earnings of affiliates	$ 561.0	$ 274.9	$ 154.4